Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Peer group companies for TSR comparison	The Peer Group for the equity-settled share-based payments is set out in the table below.

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Exxaro Resources Limited
Harmony Gold Mining Company Limited
African Rainbow Minerals Limited
The peer companies under the 2021, 2022, 2023 and 2024 Share Plans and MSR Plan relating to the TSR performance condition are as follows:

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Fresnilo Plc
Harmony Gold Mining Company Limited
Kinross Gold Corporation

Summary of percentile on peer group

TSR element of performance conditions Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Summary of return on capital employed

ROCE element of performance condition Annual ROCE	% vesting
≤Ke	0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%

Summary of activity of other equity instruments

Performance shares				Bonus shares
2022	2023	2024	Number of instruments	2024	2023	2022
25,199,516	410,357	—	Outstanding at beginning of the year	—	—	—
			Movement during the year:
—	—	—	Granted during the year	—	—	—
(21,823,219)	(197,017)	—	Vested	—	—	—
(2,965,940)	(213,340)	—	Forfeited	—	—	—
410,357	—	—	Outstanding at end of the year[1]	—	—	—
1The balance at 31 December 2022 was subject to the ROCE performance condition that was measured in Q1 2023 when the 2022 financial results were finalised
Awards granted, exercised and forfeited under the 2020 Share Plan

Conditional Share Units				Forfeitable Share Units
2022	2023	2024	Number of units	2024	2023	2022
13,754,209	12,578,174	83,646	Outstanding at beginning of the year	—	17,955	53,868
			Movement during the year:
(206,462)	(4,765,694)	(80,651)	Vested	—	(17,955)	(35,913)
(969,573)	(7,728,834)	(2,995)	Forfeited	—	—	—
12,578,174	83,646	—	Outstanding at end of the year	—	—	17,955
Awards granted, exercised and forfeited under the 2021 Share Plan

Conditional Share Units				Forfeitable Share Units
2022	2023	2024	Number of units	2024	2023	2022
3,445,487	3,281,578	2,940,337	Outstanding at beginning of the year	—	—	696,314
			Movement during the year:
32,618	618	—	Granted during the year	—	—	—
(52,356)	(45,104)	(2,722,274)	Vested	—	—	(673,849)
(144,171)	(296,755)	(149,490)	Forfeited	—	—	(22,465)
3,281,578	2,940,337	68,573	Outstanding at end of the year	—	—	—
Awards granted, exercised and forfeited under the 2022 Share Plan and the MSR plan

Conditional and matching Share Units[1]				Forfeitable Share Units
2022	2023	2024	Number of units	2024	2023	2022
—	7,196,744	6,897,210	Outstanding at beginning of the year	—	670,522	—
			Movement during the year:
7,401,740	301,388	—	Granted during the year	—	9,783	1,410,614
(5,967)	(21,485)	(84,635)	Vested	—	(626,241)	(678,252)
(199,029)	(579,437)	(62,120)	Forfeited	—	(54,064)	(61,840)
7,196,744	6,897,210	6,750,455	Outstanding at end of the year	—	—	670,522
1Includes matching share units under the MSR plan with effect from the March 2022 remuneration cycle
Awards granted, exercised and forfeited under the 2023 Share Plan and the MSR plan

Conditional and matching Share Units[1]				Forfeitable Share Units
2022	2023	2024	Number of units	2024	2023	2022
—	—	8,934,250	Outstanding at beginning of the year	1,232,760	—	—
			Movement during the year:
—	9,598,092	257,534	Granted during the year	—	2,722,393	—
—	(8,024)	(63,791)	Vested	(1,196,886)	(1,269,811)	—
—	(655,818)	(281,980)	Forfeited	(35,874)	(219,822)	—
—	8,934,250	8,846,013	Outstanding at end of the year	—	1,232,760	—
1Includes matching share units under the MSR plan with effect from the March 2023 remuneration cycle
Awards granted, exercised and forfeited under the 2024 Share Plan and the MSR plan

Conditional and Matching Share Units[1]				Forfeitable Share Units
2022	2023	2024	Number of units	2024	2023	2022
—	—	—	Outstanding at beginning of the year	—	—	—
			Movement during the year:
—	—	13,817,578	Granted during the year	9,736,035	—	—
—	—	—	Vested	(4,770,248)	—	—
—	—	(210,776)	Forfeited	(280,119)	—	—
—	—	13,606,802	Outstanding at end of the year	4,685,668	—	—
1Includes matching share units under the MSR plan with effect from the March 2024 remuneration cycle

Schedule of directors and prescribed officers' equity-settled instruments	The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments as at 31 December 2024:

	2023	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2024
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	2,642,143	1,228,200	578,307	19.34	11,184,437	—	3,292,036
Charl Keyter	915,194	686,302	272,925	19.46	5,309,986	—	1,328,571
Prescribed officers
Charles Carter	1,208,612	780,396	134,108	19.79	2,654,251	—	1,854,900
Mika Seitovirta	504,112	615,086	136,614	20.16	2,753,533	—	982,584
Themba Nkosi	588,429	339,527	131,404	19.43	2,552,677	—	796,552
Richard Stewart	946,055	469,319	226,877	19.47	4,416,358	—	1,188,497
Laurent Charbonnier	837,809	732,300	258,980	19.33	5,005,020	—	1,311,129
Lerato Legong	329,953	325,388	120,772	19.41	2,344,462	—	534,569
Robert van Niekerk	787,584	533,150	220,360	19.57	4,311,437	—	1,100,374
1Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
2Numbers include ADSs and JSE listed shares as a result of the dual service contract
Total key management personnel compensation recognised under IFRS Accounting Standards:

Figures in thousands - SA rand	2024	2023	2022
Short-term employee benefits[1]	194,057	138,209	127,542
Post-employment benefits	10,072	9,397	6,957
Share-based payment	44,047	34,578	65,338
Total	248,176	182,184	199,837
1Includes termination benefits of R29,590,540 (2023: R3,663,146)
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2024 paid in 2025	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2024	2023	2022
Executive directors
Neal Froneman[1]	16,197	15,121	16,403	1,520	1,615	50,856	56,334	198,032
Charl Keyter	7,646	6,968	7,835	1,092	—	23,541	25,701	87,482
Prescribed officers
Dawie Mostert[2]	—	—	—	—	—	—	14,513	50,765
Themba Nkosi	5,333	4,492	4,194	551	—	14,570	14,369	46,480
Richard Stewart	7,166	6,102	6,500	796	—	20,564	19,947	60,125
Robert van Niekerk	8,496	6,781	7,026	696	203	23,202	21,856	78,632
Laurent Charbonnier[3]	12,275	—	1,862	94	29,590	43,821	23,548	24,102
Lerato Legong	5,046	4,312	3,970	688	—	14,016	10,760	9,553
Mika Seitovirta[4]	9,338	7,726	5,151	3,145	1,294	26,654	23,971	15,899
Charles Carter[5]	13,812	11,242	7,495	1,105	326	33,980	24,322	17,008
Melanie Naidoo-Vermaak[6]	5,774	4,702	3,135	385	2,500	16,496	—	—
Total	91,083	67,446	63,571	10,072	35,528	267,700	235,321	588,078
1Entered into a dual service contract with effect 1 May 2018. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R18.32/US$
(2023: R18.42/US$ and 2022: R16.37/US$) for the year ended 31 December 2024
2Ceased performing a prescribed officer role on 4 August 2023
3Remuneration paid in GBP was converted at the average exchange rate of R23.40/GBP (2023: R22.93/GBP and 2022: R20.18/GBP) for the year ended 31 December 2024.
Laurent ceased performing a prescribed officer role on 31 January 2025, expense allowance and other benefits includes a separation benefit of R29,590,540
4Remuneration paid in Euros was converted at the average exchange rate of R19.82/Euro (2023: R19.94/Euro, 2022: R17.20/Euro) for the year ended 31 December 2024
5Remuneration paid in US dollars converted at the average exchange rate of R18.32/US$ (2023: R18.42/US$, 2022:R16.37/US$)
6Appointed 1 January 2024
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2024	2023	2022
Timothy Cumming	1,212	1,275	107	2,594	2,535	2,212
Savannah Danson[1]	303	185	—	488	2,229	1,901
Harry Kenyon-Slaney	3,546	834	1,052	5,432	3,371	2,542
Richard Menell	2,124	528	58	2,710	3,610	2,735
Nkosemntu Nika[2]	404	247	9	660	1,927	1,843
Keith Rayner	1,212	2,124	—	3,336	2,655	2,296
Susan van der Merwe[2]	505	309	21	835	2,037	1,830
Jeremiah Vilakazi	1,212	989	—	2,201	1,994	1,662
Vincent Maphai	3,662	210	—	3,872	3,714	3,405
Elaine Dorward-King	1,747	1,385	1,069	4,201	2,799	2,803
Sindiswa Zilwa	1,212	1,142	—	2,354	2,146	1,821
Philipe Boisseau[3]	1,283	839	368	2,490	—	—
Peter Hancock[4]	1,166	1,172	1,113	3,451	—	—
Terence Nombembe[5]	448	227	—	675	—	—
Total	20,036	11,466	3,797	35,299	29,017	25,050
1Resigned as non-executive director on 11 March 2024
2Resigned as non-executive director on 28 May 2024
3Appointed on 8 April 2024
4Appointed on 6 May 2024
5Appointed on 11 September 2024
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2024 was:

	Number of shares*			%
	2024	2023	2022	2024	2023	2022
Executive directors[1]
Neal Froneman[2]	1,829,452	3,284,428	8,559,665	0.06	0.12	0.30
Charl Keyter	1,776,481	1,776,481	1,466,181	0.06	0.06	0.05
Non-executive directors[1]
Timothy Cumming	20,000	20,000	6,000	—	—	—
Richard Menell	10,125	10,125	10,125	—	—	—
Keith Rayner	78,992	73,992	68,992	—	—	—
Susan van der Merwe[3]	—	1,028	1,028	—	—	—
Jeremiah Vilakazi	2,000	4,220	4,220	—	—	—
Vincent Maphai	228,224	228,224	199,724	0.01	0.01	0.01
Savannah Danson[4]	—	16,519	16,519	—	—	—
Harry Kenyon-Slaney[5]	16,852	16,852	16,852	—	—	—
Elaine Dorward-King	—	—	10,000	—	—	—
Total share ownership by directors	3,962,126	5,431,869	10,359,306	0.14	0.19	0.37
Prescribed officers[1]
Dawie Mostert[6]	—	136,302	136,302	—	—	—
Themba Nkosi[7]	251,583	251,583	251,583	0.01	0.01	0.01
Richard Stewart	788,771	788,771	788,771	0.03	0.03	0.03
Robert van Niekerk	490,429	490,429	1,766,770	0.02	0.02	0.06
Laurent Charbonnier[8]	151,012	151,012	151,012	0.01	0.01	0.01
Charles Carter[9]	680,000	580,000	300,000	0.02	0.02	0.01
Melanie Naidoo-Vermaak[10]	146,858	—	—	0.01	—	—
Total	6,470,779	7,829,966	13,753,744	0.23	0.28	0.49
*This is the shareholding at the reporting date unless otherwise stated
1Share ownership (including shares held by associates) in the Company at the date of this report was unchanged
2Neal Froneman and his associates hold 388,863 ADSs at 31 December 2024 (2023: 388,863, 2022: 225,408) which convert to 1,555,452 (2023: 1,555,452, 2022: 901,632)
ordinary shares in the Company
3Ceased performing a non-executive director role on 28 May 2024
4Last known shareholding when ceased performing a non-executive director role on 11 March 2024
5Harry Kenyon-Slaney and his associates hold 4,213 ADSs at 31 December 2024 (2023 and 2022:4,213) which convert to 16,852 (2023 and 2022: 16,852) ordinary shares in the
Company
6Last known shareholding when ceased performing prescribed officer role on 4 August 2023
7Themba Nkosi and his associates hold 5,300 ADSs at 31 December 2024 (2023 and 2022: 5,300) which convert into 21,200 (2023 and 2022: 21,200) ordinary shares in the
Company
8Laurent Charbonnier and his associates hold 37,753 ADSs at 31 December 2024 (2023 and 2022: 37,753) which convert to 151,012 (2023 and 2022: 151,012) ordinary shares in the Company. The ordinary shares held by Laurent and his associates represents the last known shareholding when he ceased performing a prescribed officer role on
31 January 2025
9Charles Carter and his associates hold 170,000 ADSs at 31 December 2024 (2023: 145,000, 2022: 75,000) which convert to 680,000 (2023: 580,000, 2022: 300,000) ordinary shares in the Company
10Melanie Naidoo-Vermaak was appointed on 1 January 2024

Inputs to the models for equity instruments granted during the year	A Monte Carlo Simulation model was used to value equity-settled share-based payment awards in the past. Since the last equity-settled awards were made in 2019, there are no new valuation inputs to disclose.
At each reporting date, vesting date and settlement date, the liability for the cash payment relating to the FSUs, CSUs and MSUs awarded is measured/remeasured at fair value. A Monte Carlo Simulation model is used to value cash-settled share-based payment awards. The inputs to the valuation model for share awards granted were as follows:

Conditional and Matching Share Units				Forfeitable Share Units
2022	2023	2024	MONTE CARLO SIMULATION	2024	2023	2022
48.29 - 52.15	49.47 - 60.64	52.57 - 59.87	Weighted average historical volatility[1] %	n/a	n/a	n/a
2 - 35	2 - 35	2 - 35	Expected term (months)	8	8	8
7.45 - 17.83	0 - 4.44	0 - 3.24	Expected dividend yield (US/SA) %	5.95/0.29	2.98/2.81	54.24/11.14
7.16 - 7.82	7.67 - 8.30	7.30 - 7.68	Risk-free interest rate (US/SA) %	4.15/7.44	2.22/8.17	2.48/7.55
R44.72	R24.90	R14.98	Weighted average share price (ADSs/JSE)	US$3.30/R14.98	US$5.43/R24.9	US$10.66/ R44.72
23.69	15.45	8.60	Weighted average fair value (SA rand)	16.00	29.51	49.95
1Based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option

Reconciliation of the share-based payment obligations	Cash-settled share-based payment obligations amounting to R631 million (2023: R1,481 million and 2022: R1,821 million) relating to the
Marikana Trusts are eliminated upon consolidation.
Marikana’s obligation to pay dividends to the Phembani Group through an intermediate company holding structure, is recognised as a cash-settled share-based payment liability measured at fair value. Changes in fair value is recognised in profit or loss.
The following assumptions were applied in the 31 December 2024 calculation:

		2024	2023	2022
Long-term PGM (4E) basket price	R/4Eoz	26,380	28,656	26,397
Real discount rate — South Africa	%	15.7	15.7 - 15.8	15.0% - 15.2%
Inflation rate — South Africa	%	5.0	6.0	6.5
Life-of-mine	years	17 - 45	17 - 47	19 - 49
The following table shows a reconciliation of the total cash-settled share-based payment obligation of the Group for the year ended 31
December 2024:

Figures in million – SA rand	Notes	2024	2023	2022
Reconciliation of the cash-settled share-based payment obligations
Balance at beginning of the year		3,150	5,275	2,887
Share-based payment obligation on acquisition of subsidiary		—	31	14
Derecognition with deemed disposal of interest in joint operation	19	—	(15)	—
Cash-settled share-based payments expense[1]		224	77	233
Recognised on deconsolidation of subsidiary		—	—	251
Fair value (gain)/loss on obligations[2]	7	(814)	(1,589)	2,155
Cash-settled share-based payments paid[3]		(751)	(637)	(272)
Foreign currency translation		(2)	8	7
Balance at end of the year		1,807	3,150	5,275
Reconciliation of the cash-settled share-based payment obligations in the Group
Cash-settled share-based payment — Rustenburg B-BBEE transaction		1,286	2,466	3,112
Cash-settled share-based payment — Marikana B-BBEE transaction		241	415	1,732
Cash-settled share-based payment — Employee incentive schemes		280	269	431
Balance at end of the year		1,807	3,150	5,275
Current portion of cash-settled share-based payment obligations		(121)	(432)	(284)
Non-current portion of cash-settled share-based payment obligations		1,686	2,718	4,991
1Included in the amount is a cash-settled share-based payment expense for the year ended 31 December 2024 relating to the 2020 to 2024 and MSR Share Plans amounting to R224 million (2023: R88 million relating to the 2020 to 2023 and MSR Share Plans, 2022: R194 million relating to the 2020 to 2022 and MSR Share Plans).
Also included in the cash-settled share-based payment obligation for the year ended 31 December 2023 is a reversal of R11 million related to Keliber (2022: expense capitalised of R39 million)
2The fair value gain relates to the Rustenburg and Marikana B-BBEE transactions amounting to a gain of R649 million (2023: gain of R346 million, 2022: loss of R1,190 million)
and gain of R165 million (2023: gain of R1,243 million, 2022: loss of R965 million), respectively, and is included in the loss/gain on financial instruments in profit or loss
3Payments made during the year relate to vesting of cash-settled awards to employees and payments made on the Rustenburg and Marikana B-BBEE transactions

Expenses from share based payment arrangements	Share based payment expenses for the year consisted of the following:

Figures in million – SA rand	Notes	2024	2023	2022
Sibanye-Stillwater 2020 to 2024 Share Plans (cash-settled scheme)	6.3	(224)	(88)	(194)
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)	6.1	—	—	(5)
DRDGOLD (equity-settled scheme)	6.2	(27)	(25)	(19)
Total share-based payment expense		(251)	(113)	(218)
Reconciliation of the cash-settled and equity-settled share-based payment expense:
Cash-settled share-based payment expense[1]		(224)	(88)	(194)
Equity-settled share-based payment expense		(27)	(25)	(24)
Total share-based payment expense		(251)	(113)	(218)
1Included in the cash-settled share-based payment expense for the year ended 31 December 2024 is the grant date fair value portion of the expense amounting to
R558 million (2023: R372 million, 2022: R507 million) and fair value gains after grant date of R341 million (2023: R293 million, 2022: R313 million) relating to the 2020 to 2024
Share Plans and MSR Share Plans